Schedule of Investments (unaudited) October 31, 2020	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.3%
Selma Industrial Development Board, RB, Series A, 5.38%, 12/01/35	$940	$982,234

Arizona — 2.8%
Arizona Industrial Development Authority, RB 4.38%, 07/01/39(a)	550	568,634
Series A, 5.00%, 07/01/39(a)	465	479,945
Series A, (BAM), 4.00%, 06/01/44	730	792,254
Series A, 5.00%, 07/01/49(a)	525	535,579
Series A, 5.00%, 07/01/54(a)	405	409,747
City of Phoenix Civic Improvement Corp., ARB, Series B, AMT, Junior Lien, 3.25%, 07/01/49	1,135	1,172,239
Industrial Development Authority of the County of Pima, RB, 5.00%, 06/15/47(a)	800	805,640
Maricopa County Industrial Development Authority, Refunding RB(a)
5.00%, 07/01/39	195	208,983
5.00%, 07/01/54	450	469,413
Salt Verde Financial Corp., RB, 5.00%, 12/01/37	2,450	3,243,825

		8,686,259

Arkansas — 0.4%
Arkansas Development Finance Authority, RB, AMT, 4.50%, 09/01/49(a)	1,370	1,373,165

California — 16.3%
California Health Facilities Financing Authority, Refunding RB, Series A, 4.00%, 04/01/45	780	858,593
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	1,400	1,593,158
California State Public Works Board, RB
Series F, 5.25%, 09/01/33	1,260	1,418,659
Series I, 5.50%, 11/01/30	5,000	5,731,800
Series I, 5.50%, 11/01/31	3,130	3,582,817
Series I, 5.50%, 11/01/33	3,000	3,431,130
Emery Unified School District, GO, Series A, (AGM), 5.50%, 08/01/21(b)	1,875	1,948,069
Golden State Tobacco Securitization Corp., Refunding RB
Series A-1, 5.00%, 06/01/47	1,555	1,595,368
Series A-2, 5.00%, 06/01/47	435	446,293
Kern Community College District, GO, Series C, 5.50%, 11/01/23(b)	2,445	2,823,193
Norman Y Mineta San Jose International Airport SJC, Refunding RB, Series A-1, AMT, 5.50%, 03/01/30	4,045	4,106,605
Redondo Beach Unified School District, GO, Series E, 5.50%, 08/01/21(b)	2,670	2,774,744
Regents of the University of California Medical Center Pooled Revenue, Refunding RB
Series J, 5.25%, 05/15/23(b)	5,905	6,642,416
Series J, 5.25%, 05/15/38	1,675	1,853,806
Riverside County Public Financing Authority, RB, 5.25%, 11/01/40	4,500	5,343,300
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Series A, AMT, 5.50%, 05/01/28	1,800	2,003,220
Series A, AMT, 5.25%, 05/01/33	1,410	1,551,211

Security	Par (000)	Value

California (continued)
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB (continued)
Series A, AMT, 5.00%, 05/01/44	$1,860	$2,051,692
Washington Township Health Care District, GO, Series B, 5.50%, 08/01/40	940	1,044,819

		50,800,893

Colorado — 2.1%
City & County of Denver Colorado Airport System Revenue, ARB
Series A, AMT, 5.50%, 11/15/28	1,500	1,703,055
Series A, AMT, 5.50%, 11/15/30	565	639,122
Series A, AMT, 5.50%, 11/15/31	675	762,034
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(a)	790	760,257
Colorado Educational & Cultural Facilities Authority, Refunding RB, 5.00%, 10/01/59(a)	1,050	1,058,925
Haskins Station Metropolitan District, GO, Series A, 5.00%, 12/01/49	925	924,223
STC Metropolitan District No.2, Refunding GO, Series A, 5.00%, 12/01/38	715	716,416

		6,564,032

Connecticut — 1.0%
Connecticut State Health & Educational Facilities Authority, Refunding RB, Series I-1, 5.00%, 07/01/42	1,015	1,170,579
State of Connecticut, GO, Series A, 5.00%, 04/15/38	1,690	2,037,937

		3,208,516

Delaware — 0.5%
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/43	1,400	1,610,168

Florida — 18.9%
Capital Trust Agency, Inc., RB, Series A, 5.00%, 06/01/45(a)	465	456,574
Central Florida Expressway Authority, Refunding RB, Senior Lien, 5.00%, 07/01/48	4,730	5,645,113
City of Pompano Beach Florida, Refunding RB, 4.00%, 09/01/50	720	725,004
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 5.13%, 10/01/23(b)	5,665	6,416,236
Series A, AMT, 5.00%, 10/01/45	1,440	1,600,085
County of Lee Florida Airport Revenue, Refunding RB, Series A, AMT, 5.38%, 10/01/32	2,500	2,574,050
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/22(b)	10,155	11,021,932
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series B, 5.25%, 10/01/23(b)	3,130	3,575,868
County of Miami-Dade Seaport Department, ARB
Series A, 5.38%, 10/01/33	1,765	1,975,088
Series A, 5.50%, 10/01/42	3,000	3,310,050
Series B, AMT, 6.25%, 10/01/38	800	902,184
Series B, AMT, 6.00%, 10/01/42	1,060	1,190,104
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(a)	740	696,895
Finley Woods Community Development District, SAB
4.00%, 05/01/40	265	263,985
4.20%, 05/01/50	450	451,048
Florida Development Finance Corp., RB(a) AMT, 5.00%, 05/01/29	470	500,494

1

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Florida Development Finance Corp., RB(a) (continued)
Series A, AMT, 5.00%, 08/01/29(c)	$190	$192,054
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(a)	260	275,491
Hillsborough County Aviation Authority, Refunding RB, Sub-Series A, AMT, 5.50%, 10/01/29	2,995	3,380,037
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, AMT, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	115	116,564
Osceola Chain Lakes Community Development District, SAB
4.00%, 05/01/40	670	671,340
4.00%, 05/01/50	640	626,778
Palm Beach County Health Facilities Authority, RB, Series B, 5.00%, 11/15/42	230	267,798
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	2,065	2,277,179
Reedy Creek Improvement District, GO, Series A, 5.25%, 06/01/23(b)	1,805	2,032,990
Southern Groves Community Development District No.5, Refunding SAB, 4.00%, 05/01/43	380	375,543
Tohopekaliga Water Authority, Refunding RB, Series A, 5.25%, 10/01/21(b)	6,965	7,283,718

		58,804,202

Georgia — 1.2%
Development Authority for Fulton County, RB, 4.00%, 06/15/49	815	912,702
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	950	1,314,325
Municipal Electric Authority of Georgia, RB, 5.00%, 01/01/48	1,420	1,660,236

		3,887,263

Hawaii — 1.7%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/45	2,805	3,103,368
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	740	817,411
AMT, 5.25%, 08/01/26	1,205	1,329,597

		5,250,376

Illinois — 11.5%
Chicago Midway International Airport, Refunding ARB, Series A, 2nd Lien, AMT, 5.00%, 01/01/41	1,140	1,229,091
Chicago Midway International Airport, Refunding RB
Series A, 2nd Lien, AMT, 5.50%, 01/01/28	1,000	1,086,690
Series A, 2nd Lien, AMT, 5.50%, 01/01/29	1,500	1,628,685
Series A, 2nd Lien, AMT, 5.38%, 01/01/33	2,000	2,157,220
Chicago O’Hare International Airport, ARB
Series A, 3rd Lien, 5.75%, 01/01/39	320	322,842
Series C, 3rd Lien, 6.50%, 01/01/21(b)	2,000	2,020,080
Series D, AMT, Senior Lien, 5.00%, 01/01/42	735	829,293
Chicago Transit Authority Sales Tax Receipts Fund, RB, 5.25%, 12/01/21(b)	4,440	4,678,013
City of Chicago Illinois Wastewater Transmission Revenue, RB, 2nd Lien, 5.00%, 01/01/42	2,985	3,097,773
Cook County Community College District No.508, GO
5.25%, 12/01/30	1,270	1,361,681
5.50%, 12/01/38	1,205	1,265,334
5.25%, 12/01/43	2,960	3,057,443

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, Refunding RB, Series C, 5.00%, 02/15/41	$975	$1,155,414
Metropolitan Pier & Exposition Authority, RB, Series A, 5.00%, 06/15/57	1,090	1,172,033
Metropolitan Pier & Exposition Authority, Refunding RB, 4.00%, 06/15/50	1,050	1,059,524
Railsplitter Tobacco Settlement Authority, RB(b)
5.50%, 06/01/21	2,350	2,420,759
6.00%, 06/01/21	670	692,284
State of Illinois, GO
5.25%, 02/01/31	1,495	1,564,577
5.25%, 02/01/32	2,320	2,412,151
5.50%, 07/01/33	1,000	1,046,010
5.50%, 07/01/38	700	722,883
Upper Illinois River Valley Development Authority, Refunding RB, 5.00%, 01/01/45(a)	715	729,972

		35,709,752

Indiana — 0.2%
Indiana Finance Authority, RB, Series A, AMT, 5.00%, 07/01/40	460	491,243

Iowa — 0.7%
Iowa Finance Authority, RB, Series A, 5.00%, 05/15/48	1,950	2,040,616

Louisiana — 0.9%
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	2,225	2,536,411
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A-2, 6.50%, 11/01/35	360	361,415

		2,897,826

Maryland — 3.3%
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	2,450	2,823,404
Maryland Health & Higher Educational Facilities Authority, RB, Series B, 4.00%, 04/15/45	1,360	1,518,862
Maryland Stadium Authority, RB, 5.00%, 05/01/34	4,780	5,864,391

		10,206,657

Massachusetts — 0.8%
Massachusetts Development Finance Agency, RB
Series A, 5.25%, 01/01/42	940	1,054,060
Series A, 5.00%, 01/01/47	420	462,546
Massachusetts Development Finance Agency, Refunding RB, Series A, 5.00%, 01/01/40	745	838,475

		2,355,081

Michigan — 1.5%
Hudsonville Public Schools, GO, (Q-SBLF), 5.25%, 05/01/21(b)	3,420	3,505,192
Michigan Strategic Fund, RB, AMT, 5.00%, 06/30/48	895	1,008,943

		4,514,135

Minnesota — 0.3%
Housing & Redevelopment Authority of The City of St. Paul Minnesota, Refunding RB, Series A, 4.00%, 11/15/43	985	1,060,668

Mississippi — 2.4%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	2,225	2,594,305

2

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Mississippi (continued)
Mississippi State University Educational Building Corp., Refunding RB, 5.25%, 08/01/23(b)	$1,000	$1,135,430
State of Mississippi, RB
Series A, 5.00%, 10/15/37	565	656,858
Series A, 4.00%, 10/15/38	2,815	3,031,952

		7,418,545

Montana — 0.1%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	170	178,446
Series B-2, 3.60%, 12/01/47	260	279,552

		457,998

Nevada — 3.9%
City of Carson City Nevada, Refunding RB, 5.00%, 09/01/42	1,130	1,288,460
City of Las Vegas Nevada Special Improvement District No.814, SAB
4.00%, 06/01/39	120	117,744
4.00%, 06/01/44	335	323,060
City of Reno Nevada, Refunding RB
Series A-1, (AGM), 4.00%, 06/01/43	2,690	2,983,559
Series A-1, (AGM), 4.00%, 06/01/46	2,910	3,214,328
County of Clark Nevada, GO
Series A, 5.00%, 06/01/36	2,065	2,543,502
Series A, 5.00%, 06/01/37	500	612,575
Tahoe-Douglas Visitors Authority, RB(d)
5.00%, 07/01/40	275	294,209
5.00%, 07/01/45	340	360,512
5.00%, 07/01/51	365	383,097

		12,121,046

New Hampshire(a)(c) — 0.3%
New Hampshire Business Finance Authority, Refunding RB
Series A, 3.63%, 07/01/43	415	405,592
Series B, AMT, 3.75%, 07/01/45	670	645,277

		1,050,869

New Jersey — 9.0%
New Jersey Economic Development Authority, RB 5.00%, 06/15/36	810	934,789
Series A, 5.00%, 06/15/47	2,500	2,742,850
Series LLL, 5.00%, 06/15/34	635	736,791
AMT, (AGM), 5.00%, 01/01/31	1,355	1,495,351
AMT, 5.38%, 01/01/43	1,940	2,135,106
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	2,255	2,454,049
New Jersey Transportation Trust Fund Authority, RB
Series AA, 5.50%, 06/15/39	3,040	3,264,990
Series BB, 4.00%, 06/15/50	1,775	1,819,641
Series S, 5.25%, 06/15/43	2,980	3,402,773
New Jersey Transportation Trust Fund Authority, Refunding RB, Series A, 5.00%, 12/15/32	2,735	3,149,024
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 166th Series, 5.25%, 07/15/36	2,000	2,017,640
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.25%, 06/01/46	2,355	2,754,337
Sub-Series B, 5.00%, 06/01/46	870	982,360

		27,889,701

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/49	170	172,812

Security	Par (000)	Value

New York — 5.5%
Metropolitan Transportation Authority, RB
Series A, 5.25%, 11/15/21(b)	$8,500	$8,937,920
Series A-1, 5.25%, 11/15/39	1,550	1,623,485
Monroe County Industrial Development Corp., Refunding RB, 4.00%, 12/01/46(d)	740	804,913
New York City Water & Sewer System, RB
5.38%, 12/15/20(b)	1,470	1,479,408
5.38%, 06/15/43	750	754,358
New York Liberty Development Corp., Refunding RB, Series 1, Class 1, 5.00%, 11/15/44(a)	960	981,955
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	345	372,414
AMT, 5.00%, 10/01/40	975	1,046,204
AMT, 4.38%, 10/01/45	85	85,620
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	895	1,000,923

		17,087,200

North Carolina — 0.4%
North Carolina Medical Care Commission, RB
Series A, 4.00%, 10/01/50	195	205,817
Series A, 5.00%, 10/01/50	515	588,871
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	270	405,926

		1,200,614

Ohio — 3.1%
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	4,100	4,362,318
Ohio Turnpike & Infrastructure Commission, RB, Series A-1, Junior Lien, 5.25%, 02/15/31	2,500	2,757,450
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	2,275	2,516,628

		9,636,396

Oregon — 0.4%
Oregon Health & Science University, RB, Series A, 5.00%, 07/01/42	1,100	1,298,341

Pennsylvania — 7.9%
Altoona Area School District, GO, (BAM), 5.00%, 12/01/36	185	217,253
Bristol Township School District, GO, 5.25%, 06/01/37	2,500	2,750,550
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49	740	813,119
Montgomery County Higher Education and Health Authority, Refunding RB, Series A, 5.00%, 09/01/48	1,690	1,932,312
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 125B, 3.65%, 10/01/42	3,000	3,206,310
Pennsylvania Turnpike Commission, RB
Sub-Series B-1, 5.25%, 06/01/47	2,300	2,679,109
Series A, Subordinate, 5.00%, 12/01/44	3,620	4,363,693
Pennsylvania Turnpike Commission, Refunding RB, 2nd Series, 5.00%, 12/01/41	2,490	2,965,988
Springfield School District/Delaware County, GO
5.00%, 03/01/40	1,485	1,799,835
5.00%, 03/01/43	1,100	1,326,116
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/36	2,215	2,668,743

		24,723,028

Puerto Rico — 4.3%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	3,882	4,069,656
Series A-1, Restructured, 5.00%, 07/01/58	5,266	5,600,602

3

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Puerto Rico (continued)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB (continued)
Series A-2, Restructured, 4.33%, 07/01/40	$1,279	$1,316,513
Series A-2, Restructured, 4.78%, 07/01/58	264	277,171
Series B-1, Restructured, 4.75%, 07/01/53	407	426,894
Series B-2, Restructured, 4.78%, 07/01/58	394	413,428
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(e)	4,757	1,367,923

		13,472,187

South Carolina — 5.5%
Charleston County Airport District, ARB
Series A, AMT, 6.00%, 07/01/38	2,940	3,277,747
Series A, AMT, 5.50%, 07/01/41	2,500	2,741,975
County of Charleston South Caolina, ARB, 5.25%, 12/01/38	3,760	4,244,062
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/55(a)	825	752,532
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.00%, 05/01/43	1,360	1,574,241
South Carolina Ports Authority, ARB, AMT, 5.25%, 07/01/25(b)	1,870	2,270,124
South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,000	1,109,090
South Carolina Public Service Authority, Refunding RB, Series C, 5.00%, 12/01/46	1,000	1,109,780

		17,079,551

Tennessee — 1.1%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/40	3,000	3,354,810

Texas — 7.5%
City of Beaumont Texas, GO, 5.25%, 03/01/23(b)	2,345	2,611,439
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	225	229,239
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series D, 5.00%, 07/01/37	2,010	2,430,452
Series A, AMT, 5.00%, 07/01/27	220	224,325
Series A, AMT, 6.63%, 07/15/38	395	399,653
Dallas Fort Worth International Airport, ARB, Series H, AMT, 5.00%, 11/01/21(b)	1,810	1,890,780
Lower Colorado River Authority, Refunding RB, 5.50%, 05/15/33	2,155	2,409,807
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(a)	440	446,706
North Texas Tollway Authority, RB, Series A, 5.50%, 09/01/21(b)	5,480	5,716,243
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/48	1,775	2,102,612
Red River Education Finance Corp., RB, 5.25%, 03/15/23(b)	1,070	1,193,585
Tarrant County Cultural Education Facilities Finance Corp., RB, Series B, 5.00%, 07/01/35	2,500	3,065,125

Security	Par (000)	Value

Texas (continued)
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	$255	$266,052
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, 5.00%, 06/30/58	360	408,992

		23,395,010

Utah(a) — 0.2%
Utah Charter School Finance Authority, RB, Series A, 5.00%, 06/15/49	170	171,897
Utah Charter School Finance Authority, Refunding RB, 5.00%, 06/15/40	325	340,438

		512,335

Vermont — 1.0%
University of Vermont and State Agricultural College, Refunding RB, 5.00%, 10/01/43	2,535	3,004,888

Virginia — 1.7%
Lexington Industrial Development Authority, RB, 5.00%, 01/01/22(b)	945	996,805
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	4,000	4,439,240

		5,436,045

Washington — 4.6%
City of Seattle Washington Municipal Light & Power Revenue, Refunding RB, Series A, 5.25%, 02/01/21(b)	2,400	2,429,256
Port of Seattle Washington, ARB
Series A, AMT, 5.00%, 05/01/43	660	752,572
Series C, AMT, Intermediate Lien, 5.00%, 05/01/37	2,485	2,865,851
State of Washington, COP
Series B, 5.00%, 07/01/36	1,000	1,252,120
Series B, 5.00%, 07/01/38	1,155	1,439,292
State of Washington, GO
Series B, 5.25%, 02/01/21(b)	1,865	1,887,734
Series C, 5.00%, 02/01/36	3,000	3,734,490

		14,361,315

Wisconsin — 1.8%
Public Finance Authority, RB
Series A, 4.00%, 11/15/37	175	192,834
Series A, 5.00%, 11/15/41	330	385,041
Series A, 5.00%, 07/01/55(a)	305	308,931
Series A, 5.00%, 10/15/55(a)	955	981,845
Series A-1, 4.50%, 01/01/35(a)	520	520,187
Public Finance Authority, Refunding RB
5.00%, 09/01/49(a)	285	277,898
5.00%, 11/15/49	570	613,326
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	2,065	2,475,192

		5,755,254

Wyoming — 0.2%
Wyoming Municipal Power Agency, Inc., Refunding RB, Series A, (BAM), 5.00%, 01/01/42	570	676,333

Total Municipal Bonds — 125.4% (Cost: $363,332,872)		390,547,364

4

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniHoldings Quality Fund II, Inc. (MUE) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

California — 2.8%
Sacramento Area Flood Control Agency, Refunding SAB, 5.00%, 10/01/47	$7,499	$8,815,370

Colorado(g) — 1.9%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/43	3,261	3,905,951
Colorado Health Facilities Authority, Refunding RB, Series A, 4.00%, 08/01/49	1,710	1,839,772

		5,745,723

Connecticut — 1.2%
Connecticut State Health & Educational Facilities Authority, Refunding RB, 5.00%, 12/01/45	3,062	3,555,771

Illinois — 3.3%
City of Chicago IIllinois Waterworks Revenue, Refunding RB, 2nd Lien, (AGM), 5.25%, 11/01/33	760	762,280
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	1,980	2,273,589
Series B, 5.00%, 01/01/40	6,148	7,117,124

		10,152,993

Louisiana — 3.2%
City of Shreveport Louisiana Water & Sewer Revenue, RB
Series B, Junior Lien, (AGM), 4.00%, 12/01/44	3,015	3,320,712
Series B, Junior Lien, (AGM), 4.00%, 12/01/49	6,057	6,671,184

		9,991,896

Maryland — 4.8%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/46	2,499	2,930,557
Maryland Stadium Authority, RB, 5.00%, 05/01/47	9,817	12,084,014

		15,014,571

Michigan(g) — 2.5%
Michigan Finance Authority, RB
4.00%, 02/15/47	3,728	4,164,251
Series A, 4.00%, 02/15/44	3,332	3,722,778

		7,887,029

New York — 6.0%
New York City Water & Sewer System, Refunding RB, Series FF, 5.00%, 06/15/45	5,958	6,320,742
New York Liberty Development Corp., ARB, 5.25%, 12/15/43	7,515	7,850,625
New York Liberty Development Corp., Refunding RB, 5.75%, 11/15/51(g)	4,400	4,615,983

		18,787,350

Pennsylvania — 6.0%
Commonwealth of Pennsylvania, GO, 1st Series, 4.00%, 03/01/38(g)	3,600	4,116,780
County of Lehigh Pennsylvania, Refunding RB, Series A, 4.00%, 07/01/49(g)	4,997	5,490,750
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38(g)	5,927	6,708,105
Westmoreland County Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,963	2,266,464

		18,582,099

Security	Par (000)	Value

Texas — 1.5%
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 11/15/38	$4,296	$4,702,350

Virginia — 1.4%
Fairfax County Economic Development Authority, RB, 5.00%, 04/01/47(g)	3,720	4,359,952

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 34.6% (Cost: $100,911,827)		107,595,104

Total Long-Term Investments — 160.0% (Cost: $464,244,699)		498,142,468

	Shares

Short-Term Securities

Money Market Funds — 0.0%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.01%(h)(i)	70,541	70,548

Total Short-Term Securities — 0.0% (Cost: $70,548)		70,548

Total Investments — 160.0% (Cost: $464,315,247)		498,213,016

Other Assets Less Liabilities — 1.3%		4,042,536

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (19.2)%		(59,874,080)

VMTP Shares at Liquidation Value — (42.1)%		(131,000,000)

Net Assets Applicable to Common Shares — 100.0%		$311,381,472

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	When-issued security.
(e)	Zero-coupon bond.
(f)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(g)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 15, 2021 to August 1, 2027, is $19,962,429.

(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.

5

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/20	Shares Held at 10/31/20	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Class	$1,918,281	$—	$(1,847,678	)(a)	$(55)	$—	$70,548	70,541	$13	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	102	12/21/20	$14,098	$77,952
U.S. Long Treasury Bond	39	12/21/20	6,726	82,977

				$160,929

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$390,547,364	$—	$390,547,364
Municipal Bonds Transferred to Tender Option Bond Trusts	—	107,595,104	—	107,595,104
Short-Term Securities
Money Market Funds	70,548	—	—	70,548

	$70,548	$498,142,468	$—	$498,213,016

6

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock MuniHoldings Quality Fund II, Inc. (MUE)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments
Assets
Interest Rate Contracts	$160,929	$—	$—	$160,929

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(59,850,551)	$—	$(59,850,551)
VMTP Shares at Liquidation Value	—	(131,000,000)	—	(131,000,000)

	$—	$(190,850,551)	$—	$(190,850,551)

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GNMA	Government National Mortgage Association

GO	General Obligation Bonds

M/F	Multi-Family

Q-SBLF	Qualified School Bond Loan Fund

RB	Revenue Bond

S/F	Single-Family

SAB	Special Assessment Bonds

7